Ultimus Managers Trust

FILED VIA EDGAR

November 25, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust File No. 333-180308 Series Portfolios (the “Funds”): Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the supplement for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on November 8, 2013 (Accession Number: 0001111830-13-000735).

Please contact the undersigned at 513/587-3451 if you have any questions concerning this filing.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary